Commitment and contingencies - Operating lease and Finance lease commitment (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019
Commitment and contingencies
Total, operating leases (IAS 17)		₨ 759,046		₨ 759,046
Operating lease rent expense (IAS17)		193,348	₨ 178,650
Operating lease rent expense (IFRS 16)	₨ 55,007
Year 1
Commitment and contingencies
Total, operating leases (IAS 17)		104,289
Years 2 - 5
Commitment and contingencies
Total, operating leases (IAS 17)		337,665
More than five years
Commitment and contingencies
Total, operating leases (IAS 17)		₨ 317,092